Commitments and Contingencies, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Environmental Remediation Obligations [Abstract]
Insurance Coverage For Pollution	$ 1,000,000
Supplemental Calls Review Period	3 years
Litigation Settlement [Abstract]
Proceeds from Legal Settlements	$ 5,500
Unrecorded Unconditional Purchase Obligation [Abstract]
Unrecorded Unconditional Purchase Obligation	$ 52,440